PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment consist of the following:

	As of December 31, 2013	As of December 31, 2014	As of December 31, 2014
	RMB	RMB	US$

Electronics and office equipment	23,349	30,972	4,992
Motor vehicles	4,557	9,642	1,554
Leasehold improvements	25,748	26,391	4,253

Property and equipment, cost	53,654	67,005	10,799
Less: Accumulated depreciation	(17,441)	(25,930)	(4,179)

Property and equipment, net	36,213	41,075	6,620

Depreciation expenses were approximately RMB5,167, RMB7,847 and RMB8,653 (US$1,395) for the years ended December 31, 2012, 2013 and 2014, respectively.